Partnership Credit Facilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Maximum percentage of aggregate principal amount of the outstanding notes	25.00%
Percentage of repurchase of note on principal amount of notes	101.00%
4.750% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Feb. 15, 2023
2.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	May 19, 2025
1.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Oct. 05, 2026
3.150% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Oct. 02, 2027
5.900% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Nov. 03, 2027
1.625% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Aug. 05, 2028
2.500% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jan. 10, 2030
1.600% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Mar. 30, 2031
2.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jan. 30, 2032
2.550% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Mar. 30, 2032
6.200% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Apr. 22, 2033
3.500% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jun. 01, 2034
6.250% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Aug. 15, 2042
5.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jun. 15, 2044
4.450% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jul. 15, 2045
4.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Oct. 02, 2047
2.800% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Sep. 30, 2050
2.850% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Aug. 05, 2051
3.200% Notes
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jan. 30, 2052
Secured Borrowings One
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Oct. 27, 2033
Secured Borrowings Two
Line of Credit Facility [Line Items]
Debt instrument, maturity date	Jan. 29, 2035
Secured Debt
Line of Credit Facility [Line Items]
Secured debt	$ 49.0
Credit Facility
Line of Credit Facility [Line Items]
Commitment fee percentage	0.06%
Debt instrument, basis spread on variable rate	0.75%	0.75%
Debt Instrument Additional Credit Spread Adjustment	0.10%
Senior Secured Note | 4.750% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	4.75%
Debt instrument, maturity date	Feb. 15, 2023
Senior Secured Note | 2.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	2.00%
Debt instrument, maturity date	May 19, 2025
Senior Secured Note | 1.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	1.00%
Debt instrument, maturity date	Oct. 05, 2026
Senior Secured Note | 3.150% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	3.15%
Debt instrument, maturity date	Oct. 02, 2027
Senior Secured Note | 5.900% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	5.90%
Debt instrument, maturity date	Nov. 03, 2027
Senior Secured Note | 1.625% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	1.625%
Debt instrument, maturity date	Aug. 05, 2028
Senior Secured Note | 1.500% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	1.50%
Debt instrument, maturity date	Apr. 10, 2029
Senior Secured Note | 2.500% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	2.50%
Debt instrument, maturity date	Jan. 10, 2030
Senior Secured Note | 1.600% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	1.60%
Debt instrument, maturity date	Mar. 30, 2031
Senior Secured Note | 2.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	2.00%
Debt instrument, maturity date	Jan. 30, 2032
Senior Secured Note | 2.550% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	2.55%
Debt instrument, maturity date	Mar. 30, 2032
Senior Secured Note | 6.200% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	6.20%
Debt instrument, maturity date	Apr. 22, 2033
Senior Secured Note | 3.500% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	3.50%
Debt instrument, maturity date	Jun. 01, 2034
Senior Secured Note | 6.250% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	6.25%
Debt instrument, maturity date	Aug. 15, 2042
Senior Secured Note | 5.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	5.00%
Debt instrument, maturity date	Jun. 15, 2044
Senior Secured Note | 4.450% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	4.45%
Debt instrument, maturity date	Jul. 15, 2045
Senior Secured Note | 4.000% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	4.00%
Debt instrument, maturity date	Oct. 02, 2047
Senior Secured Note | 3.500% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	3.50%
Debt instrument, maturity date	Sep. 10, 2049
Senior Secured Note | 2.800% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	2.80%
Debt instrument, maturity date	Sep. 30, 2050
Senior Secured Note | 2.850% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	2.85%
Debt instrument, maturity date	Aug. 05, 2051
Senior Secured Note | 3.200% Notes
Line of Credit Facility [Line Items]
Debt instrument, interest rate	3.20%
Debt instrument, maturity date	Jan. 30, 2052
Letter of Credit
Line of Credit Facility [Line Items]
Credit facility, maximum borrowing capacity	$ 40.3	$ 11.2